UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-01976

Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

New York, NY 10019

(Address of principal executive offices) (Zip code)

John B. Harris

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street

Suite 5000

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 686-6884

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Report to Stockholders.

SEMI-ANNUAL REPORT (Unaudited) JUNE 30, 2019

Beginning on February 12, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.sequoiafund.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically at any time by contacting your financial intermediary.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-686-6884.

Sequoia Fund	June 30, 2019

Sequoia Fund	June 30, 2019

Illustration of an Assumed Investment of $10,000 (Unaudited)

The graph below covers the period from July 15, 1970 (the date Sequoia Fund, Inc. (the ”Fund“) shares were first offered to the public) through June 30, 2019.

Sequoia Fund’s results as of June 30, 2019 appear below with results of the S&P 500 Index for the same periods:

Period ended June 30, 2019	Sequoia Fund	S&P 500 Index*
6 Months Ended	20.99%	18.54%
1 Year	9.95%	10.42%
5 Years (Annualized)	5.41%	10.71%
10 Years (Annualized)	12.06%	14.70%
Since inception (Annualized)**	13.58%	10.93%

The results shown in the graph and table, which assume reinvestment of distributions, represent past performance and do not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance shown. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

*The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations. The Index does not incur expenses. It is not possible to invest directly in the Index.

**Inception Date: July 15, 1970.

Sequoia Fund	June 30, 2019

Shareholder Letter

Dear Sequoia Shareholders:

For the second quarter of 2019, Sequoia Fund generated a total return of 5.51%1, net of fees, versus a 4.30% return for the Standard & Poor’s 500 Index. The Fund generated a 20.99% total return year-to-date through June 30, 2019 versus a 18.54% return for the Index.

June 30 marks our three-year track record, a milestone for the investment committee. Since June 30, 2016, the first full quarter under committee management, Sequoia Fund generated a total return of 51.70%, net of fees, versus 48.89% for the S&P 500. This is a result with which we are pleased, but not satisfied. Outperformance is our expectation, and our definition of a meaningful long-term investment horizon stretches far beyond three years. So while we are encouraged by what we have accomplished over the last three years, we have much left to prove. Meeting the very high standard of performance that the Fund has achieved over what will soon be fifty years is a considerable challenge, but one we relish. Having invested liberally in our team and research resources over the past few years, we think we are well-equipped to tackle it and thus look forward to the Fund’s next several years with optimism.

In the meantime, we want to thank the hundreds of shareholders and clients who attended our 2019 annual investor day on Friday, May 17. For those who couldn’t make it, we hope that the transcript, previously mailed to you, serves as a useful mid-year update on our Firm, our holdings and our approach to investing. You can also find the slides referenced during our meeting on our website, www.ruanecunniff.com. Mark your calendars: next year’s annual meeting will take place on Friday, May 15, 2020.

We continue to acquire shares in a new investment that we will discuss once our purchases are complete. Otherwise there was no material activity during the quarter.

As ever, we are grateful for the continued support of our clients and shareholders.

Sincerely,

The Ruane, Cunniff & Goldfarb Investment Committee

Arman Gokgol-Kline	John B. Harris	Trevor Magyar	D. Chase Sheridan

1 The performance data for the Fund shown above represents past performance and assumes reinvestment of dividends. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s 1-year, 5-year and 10-year average annual total returns through June 30, 2019 were 9.95%, 5.41% and 12.06%, respectively. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end can be obtained by calling DST Systems, Inc. at (800) 686-6884.

Sequoia Fund	June 30, 2019

Fund’s Largest Holdings

(Unaudited)

The table below shows the Fund’s positions that constituted at least 3% of the Fund’s net assets as of June 30, 2019:

	% of net assets
Position	06/30/2019	12/31/2018
Alphabet, Inc.	10.2%	12.1%
Berkshire Hathaway, Inc.	8.9%	10.0%
CarMax, Inc.	7.9%	8.0%
Mastercard, Inc.	7.2%	6.1%
Constellation Software, Inc.	6.8%	5.3%
Credit Acceptance Corp.	5.0%	4.6%
Jacobs Engineering Group Inc.	4.6%	3.6%
Liberty Media Corporation-Liberty Formula One	4.4%	4.1%
Facebook, Inc.	4.1%	3.2%
Liberty Broadband Corp.	4.0%	3.6%
Amazon.com, Inc.	3.8%	4.0%
Naspers Ltd.	3.5%	3.3%
Rolls-Royce Holdings plc	3.4%	4.1%
The Charles Schwab Corp.	3.2%	3.8%
Vivendi SA	3.1%	3.2%
Booking Holdings, Inc.	3.0%	3.2%

	83.1%	82.2%

Sequoia Fund	June 30, 2019

Sector Breakdown

(Unaudited)

As of June 30, 2019	%of net assets
Interactive Media & Services	14.3%
Internet & Direct Marketing Retail	10.4%
Multi-Sector Holdings	8.9%
Automotive Retail	7.9%
Movies & Entertainment	7.5%
Data Processing & Outsourced Services	7.2%
Application Software	6.8%
Consumer Finance	5.0%
Construction & Engineering	4.6%
Cable & Satellite	4.0%
Aerospace & Defense	3.4%
Investment Banking & Brokerage	3.2%
U.S. Government Obligations	3.2%
Packaged Foods & Meats	2.7%
Miscellaneous Securities	2.6%
Property & Casualty Insurance	2.3%
Heavy Electrical Equipment	2.2%
Home Furnishings	1.9%
Other Assets	1.9%

100.0%

Sequoia Fund	June 30, 2019

Annual Fund Operating Expenses (Unaudited)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.06%

Total Annual Fund Operating Expenses*	1.06%
Expense Reimbursement by Investment Adviser*	-0.06%

Net Annual Fund Operating Expenses*	1.00%

*It is the intention of Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) to ensure the Fund does not pay in excess of 1.00% in Net Annual Fund Operating Expenses. This reimbursement is a provision of the Investment Adviser’s investment advisory contract with the Fund and the reimbursement will be in effect only so long as that investment advisory contract is in effect. The expense ratio presented is from the Prospectus dated May 1, 2019. For the year ended December 31, 2018, the Fund’s annual operating expenses and annual advisory fees, net of the reimbursement, were 1.00% and 0.94%, respectively.

Fees and Expenses of the Fund (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds

			Expenses
			Paid During
	Beginning	Ending	Period**
	Account	Account	January 1, 2019
	Value	Value	through
	January 1,	June 30,	June 30,
	2019	2019	2019
Actual	$1,000	$1,209.90	$5.48
Hypothetical (5% return per year before expenses)	$1,000	$1,019.84	$5.01

** Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Sequoia Fund	June 30, 2019

Schedule of Investments (Unaudited)

June 30, 2019

(Percentages are of the Fund’s Net Assets)

Common Stocks (94.9%)

Shares		Value (Note 1)
	Aerospace & Defense (3.4%)
12,485,813	Rolls-Royce Holdings plc (United Kingdom)	$133,257,270

	Application Software (6.8%)
282,811	Constellation Software, Inc. (Canada)	266,549,179

	Automotive Retail (7.9%)
3,559,664	CarMax, Inc.(a)	309,085,625

	Cable & Satellite (4.0%)
423,063	Liberty Broadband Corp.-Class A(a)	43,507,799
1,091,312	Liberty Broadband Corp.-Class C(a)	113,736,537

		157,244,336

	Construction & Engineering (4.6%)
2,121,601	Jacobs Engineering Group Inc.	179,041,908

	Consumer Finance (5.0%)
410,229	Credit Acceptance Corp.(a)	198,481,097

	Data Processing & Outsourced Services (7.2%)
1,076,610	Mastercard, Inc.-Class A	284,795,643

	Heavy Electrical Equipment (2.2%)
37,857,351	Melrose Industries plc (United Kingdom)	86,947,436

	Home Furnishings (1.9%)
512,559	Mohawk Industries, Inc.(a)	75,587,076

	Interactive Media & Services (14.3%)
143,715	Alphabet, Inc.-Class A(a)	155,614,602
228,578	Alphabet, Inc.-Class C(a)	247,072,246
837,473	Facebook, Inc.-Class A(a)	161,632,289

		564,319,137

	Internet & Direct Marketing Retail (10.4%)
78,874	Amazon.com, Inc.(a)	149,358,173
63,908	Booking Holdings, Inc.(a)	119,808,967
571,639	Naspers Ltd.-Class N (South Africa)	138,781,043

		407,948,183

	Investment Banking & Brokerage (3.2%)
3,143,365	The Charles Schwab Corp	126,331,839

	Movies & Entertainment (7.5%)
49,478	Liberty Media Corporation-Liberty Formula One - Series A(a)	1,774,281
4,551,721	Liberty Media Corporation-Liberty Formula One - Series C(a)	170,279,883
4,473,446	Vivendi SA (France)	123,150,367

		295,204,531

	Multi-Sector Holdings (8.9%)
755	Berkshire Hathaway, Inc.-Class A(a)	240,354,250
508,508	Berkshire Hathaway, Inc.-Class B(a)	108,398,650

		348,752,900

	Packaged Foods & Meats (2.7%)
10,957,493	a2 Milk Co. Ltd. (New Zealand)(a)	106,544,003

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2019

Schedule of Investments (Unaudited) (Continued)

June 30, 2019

Shares		Value (Note 1)
	Property & Casualty Insurance (2.3%)
4,168,266	Hiscox Ltd. (Bermuda)	$89,566,134

	Miscellaneous Securities (2.6%)(b)	102,814,315

	Total Common Stocks (Cost $1,997,057,916)	3,732,470,612

Principal Amount
U.S. Government Obligations (3.2%)
$125,000,000	United States Treasury Bills, 2.09% due 07/11/2019	124,921,181

	Total U.S. Government Obligations
	(Cost $124,921,181)	124,921,181

	Total Investments (98.1%)
	(Cost $2,121,979,097)(c)	3,857,391,793

	Other Assets Less Liabilities (1.9%)	75,395,840

	Net Assets (100.0%)	$3,932,787,633

(a)	Non-income producing security.

(b)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to June 30, 2019, and have not previously been publicly disclosed.

(c)	The cost for federal income tax purposes is identical.

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2019, there were no transfers between Levels. There were no Level 3 securities held by the Fund during the six months ended June 30, 2019.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

	Common Stocks	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$3,732,470,612	$—	$3,732,470,612
Level 2 - Other Significant Observable Inputs	—	124,921,181	124,921,181

Total	$3,732,470,612	$124,921,181	$3,857,391,793

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2019

Statement of Assets and Liabilities (Unaudited)

June 30, 2019

Assets
Investments in securities, at value (cost $2,121,979,097) (Note 1)	$3,857,391,793
Cash on deposit	77,473,539
Receivable for investments sold	1,125,805
Receivable for capital stock sold	460,376
Dividends and interest receivable	420,574
Other assets	38,851

Total assets	3,936,910,938

Liabilities
Payable for capital stock repurchased	909,679
Accrued investment advisory fee	3,004,952
Accrued professional fees	3,888
Accrued other expenses	204,786

Total liabilities	4,123,305

Net Assets	$3,932,787,633

Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 25,399,200 shares outstanding	$2,158,928,793
Total distributable earnings (loss)	1,773,858,840

Net Assets	$3,932,787,633

Net asset value per share	$154.84

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2019

Statement of Operations (Unaudited)

Six Months Ended June 30, 2019

Investment Income
Income
Dividends, net of $1,316,497 foreign tax withheld	$13,826,115
Interest	1,512,004

Total investment income	15,338,119

Expenses
Investment advisory fee (Note 2)	18,896,926
Professional fees	795,337
Transfer agent fees	421,388
Independent Directors fees and expenses	222,477
Custodian fees	61,985
Other	371,945

Total expenses	20,770,058
Less professional fees reimbursed by insurance company (Note 6)	600,000

Expenses before reimbursement by Investment Adviser	20,170,058
Less expenses reimbursed by Investment Adviser (Note 2)	1,198,748

Net expenses	18,971,310

Net investment loss	(3,633,191)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Realized gain (loss) on
Investments (Note 3)	57,116,590
Foreign currency transactions	(75,992)

Net realized gain on investments and foreign currency transactions	57,040,598
Net change in unrealized appreciation/(depreciation) on Investments	654,179,956
Foreign currency translations	(8,938)

Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	654,171,018

Net realized and unrealized gain on investments and foreign currency transactions and translations	711,211,616

Net increase in net assets from operations	$707,578,425

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2019

Statements of Changes in Net Assets

	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/18
Increase (Decrease) in Net Assets
From operations
Net investment loss	$(3,633,191)	$(17,846,062)
Net realized gain on investments and foreign currency transactions	57,040,598	1,008,505,577
Net increase (decrease) in unrealized appreciation/(depreciation) on investments and foreign currency translations	654,171,018	(1,071,362,189)

Net increase (decrease) in net assets from operations	707,578,425	(80,702,674)

Distributions to shareholders from:
Total distributable earnings	(125,566,943)	(790,789,876)

Capital share transactions Shares sold	47,799,068	133,367,761
Shares issued to shareholders on reinvestment of net realized gain distributions	99,412,710	656,695,555
Shares repurchased	(231,943,160)	(728,875,560)

Net increase (decrease) from capital share transactions	(84,731,382)	61,187,756

Total increase (decrease) in net assets	497,280,100	(810,304,794)
Net Assets
Beginning of period	3,435,507,533	4,245,812,327

End of period	$3,932,787,633	$3,435,507,533

Share transactions Shares sold	323,417	784,118
Shares issued to shareholders on reinvestment of net realized gain distributions	651,820	4,783,658
Shares repurchased	(1,563,581)	(4,621,843)

Net increase (decrease) from capital share transactions	(588,344)	945,933

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)

			Year Ended December 31,
			2018	2017		2016	2015	2014
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$132.20		$169.55	$161.28		$207.26	$235.00	$222.92

Income from investment operations Net investment loss	(0.14)		(0.69)	(0.59)		(0.43)	(1.08)	(0.61)
Net realized and unrealized gains (losses) on investments	27.82		(2.67)	32.12		(15.16)	(16.15)	17.23

Net increase (decrease) in net asset value from operations	27.68		(3.36)	31.53		(15.59)	(17.23)	16.62

Less distributions from Net realized gains	(5.04)		(33.99)	(23.26)		(30.39)	(10.51)	(4.54)

Net asset value, end of period	$154.84		$132.20	$169.55		$161.28	$207.26	$235.00

Total Return	20.99	%(a)	(2.62)%	20.07	%(b)	(6.90)%	(7.31)%	7.56%
Ratios/Supplementary data Net assets, end of period (in millions)	$3,933		$3,436	$4,246		$4,096	$6,741	$8,068
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser (c)	1.07	%(d)	1.06%	1.07%		1.07%	1.03%	1.03%
After expenses reimbursed by Investment Adviser	1.00	%(d)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.19)	%(d)	(0.42)%	(0.35)%		(0.22)%	(0.42)%	(0.26)%
Portfolio turnover rate	3	%(a)	27%	18%		16%	10%	8%

(a)	Not annualized.
(b)	Includes the impact of proceeds received and credited to the Fund resulting from a class action settlement, which enhanced the Fund’s performance for the year ended December 31, 2017 by 0.05%.
(c)	Reflects reductions of 0.03%, 0.05%, 0.02% and 0.02% for expenses reimbursed by insurance company for the period ended June 30, 2019 and years ended December 31, 2018, 2017 and 2016, respectively.
(d)	Annualized.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2019

Notes to Financial Statements (Unaudited)

Note 1— Significant Accounting Policies

Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services— Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

A.

Valuation of investments: Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at the time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

B.

Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

D.

Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

Sequoia Fund	June 30, 2019

Notes to Financial Statements (Unaudited) (Continued)

E.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.

Note 2— Investment Advisory Contract and Payments to Affiliates

The Investment Adviser provides the Fund with investment advice and administrative services pursuant to an investment advisory contract (the “Advisory Contract”) with the Fund.

Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1⁄2% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2019 and the Investment Adviser reimbursed the Fund $1,068,748. Such reimbursement is not subject to recoupment by the Investment Adviser.

The Fund has contractually agreed to pay an asset-based fee to a financial intermediary for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediary. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect. Total fees paid by the Investment Adviser to the intermediary on behalf of the Fund for the six months ended June 30, 2019 were approximately $130,000, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.

For the six months ended June 30, 2019, advisory fees of $18,896,926 were earned by the Investment Adviser and brokerage commissions of $106,716 were earned by Ruane, Cunniff & Goldfarb LLC, an affiliate of the Investment Adviser that previously served as the Fund’s distributor. Effective June 14, 2019, Foreside Financial Services, LLC replaced Ruane, Cunniff & Goldfarb LLC as the Fund’s distributor. Certain officers of the Fund are also officers of the Investment Adviser and Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund’s capital shares for the six months ended June 30, 2019. There were no other amounts accrued or paid to interested persons, including officers and directors.

Note 3— Investment Transactions

The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2019 were $92,742,435 and $382,807,682, respectively. Included in proceeds of sales is $19,295,576 representing the value of securities distributed in payment of redemptions in-kind, resulting in realized gains of $18,651,262.

Note 4— Federal Income Tax Information

Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2019, permanent differences primarily due to realized gains on redemptions in-kind not recognized for tax purposes, net operating loss and different book and tax treatment of net realized gains on foreign currency transactions resulted in a net decrease in total distributable earnings (loss) of $14,942,079 with a corresponding increase in paid in capital of $14,942,079. These reclassifications had no effect on net assets.

At June 30, 2019 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $2,121,979,097, $1,759,195,093 and $23,782,397, respectively.

Sequoia Fund	June 30, 2019

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the six months ended June 30, 2019 and the year ended December 31, 2018 was as follows:

	2019	2018
Distributions paid from
Long-term capital gains	$125,566,943	$790,789,876

As of June 30, 2019 and December 31, 2018 the components of distributable earnings on a tax basis were as follows:

	2019	2018
Undistributed long-term gains	$38,462,651	$125,564,266
Unrealized appreciation	1,735,396,189	1,081,225,171

	$1,773,858,840	$1,206,789,437

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2015 through December 31, 2018) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Note 5— Interim Financial Statement

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.

Note 6— Indemnification

The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, except as noted in the following paragraph, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss thereunder to be remote.

During the six months ended June 30, 2019, the Fund indemnified the Independent Directors for approximately $600,000 in legal fees incurred by the Independent Directors in connection with legal matters. Such legal fees are included in professional fees in the Statement of Operations. These legal fees were paid directly to counsel by the insurance company for the Independent Directors pursuant to the Fund’s directors and officers insurance policy.

Note 7— Legal Proceedings

On January 8, 2016, Stanley H. Epstein, Harriet P. Epstein, and SEP IRA A/C Peter Christopher Gardner, derivatively and on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe, Robert L. Swiggett and Roger Lowenstein (collectively, the “Defendants”) in the Supreme Court of the State of New York, County of New York. The Fund is also named in the suit as a Nominal Defendant. On May 9, 2016, the plaintiffs filed an amended complaint, adding Edward Lazarus as an additional Defendant. The amended complaint asserts derivative claims in connection with certain of the Fund’s investments against the Defendants for alleged breach of fiduciary duty, aiding and abetting breach of fiduciary duty, breach of contract and gross negligence. The case is Epstein v. Ruane, Cunniff & Goldfarb Inc. et al., 650100/2016, Supreme Court of the State of NewYork, County of NewYork (Manhattan). In February 2017, the court granted the Defendants’ motion to dismiss all claims in the action. On March 22, 2017, the plaintiffs filed a notice of appeal from the court’s dismissal. On July 5, 2018, the Supreme Court Appellate Division, First Department, unanimously affirmed the dismissal of all claims. On November 29, 2018, the plaintiffs filed an application for leave to appeal the Appellate Division’s ruling to the New York Court of Appeals. That application was denied on February 21, 2019.

Sequoia Fund	June 30, 2019

Notes to Financial Statements (Unaudited) (Continued)

On November 14, 2017, Donald Tapert, derivatively and on behalf of the Fund, filed a suit against David M. Poppe, Edward Lazarus, Robert L. Swiggett, Roger Lowenstein, Tim Medley, John B. Harris, Peter Atkins, Melissa Crandall, Robert D. Goldfarb, and Ruane, Cunniff & Goldfarb Inc., in the Baltimore City Circuit Court, Maryland. The Fund is also named in the suit as a Nominal Defendant. The complaint asserts derivative claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The case is DonaldTapert v. David M. Poppe et al., Case No. 24-C-17-005430 Baltimore City Circuit Court, Maryland. Defendants moved to dismiss the complaint. On August 14, 2019, the Court granted the motion to dismiss the complaint with prejudice.

On February 9, 2018, Charles Wilfong & Ann R. Wilfong JTWROS, derivatively and on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe and Roger Lowenstein, in the Supreme Court of the State of New York. The Fund is also named in the suit as a Nominal Defendant. The complaint asserts derivative claims for breach of duty of loyalty, breach of duty of care, and wrongful refusal to take action. The case is Charles Wilfong v. Ruane, Cunniff & Goldfarb Inc. et al., 650699/2018, Supreme Court of the State of New York, County of New York (Manhattan). The action has been stayed pending a decision on the motion to dismiss in the Tapert action.

On May 21, 2018, Thomas Edwards and Michael Fortune, individually and as representatives of a purported class, filed a suit against the Fund in the United States District Court in the Southern District of New York. The complaint asserts a claim for breach of contract. The case is Edwards v. Sequoia Fund, Inc., Case No. 1:18-cv-04501, S.D.N.Y. On October 18, 2018, the court granted defendant’s motion to dismiss all claims. On November 15, 2018, plaintiffs filed a notice of appeal to the U.S. Court of Appeals for the Second Circuit. The appeal has been fully briefed and on June 13, 2019, oral argument was heard on the appeal.

On March 14, 2016, Clive Cooper, individually and as a representative of a class, on behalf of DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the United States District Court for the Southern District of New York against Ruane, Cunniff & Goldfarb Inc., DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Gary D. Forsee, Gregg Wm. Givens, Charles E. Haldeman, Jr., Samuel G. Liss and John Does 1-20. The Fund is not a defendant in this lawsuit. The complaint asserts claims for alleged breach of fiduciary duty and violation of ERISA’s prohibited transaction rules, co-fiduciary breach, and breach of trust in connection with certain investments made on behalf of the Plan. The case is Cooper v. DST Systems, Inc. et al., Case No. 1:16-cv-01900-WHP, U.S. District Court for the Southern District of New York. Upon being presented with an arbitration agreement between plaintiff and DST, plaintiff dismissed without prejudice all claims against all of the defendants other than Ruane, Cunniff & Goldfarb Inc., which was thereby the only defendant remaining in the case. On August 15, 2017, the court granted Ruane, Cunniff & Goldfarb Inc.’s motion to compel arbitration and the case was dismissed on August 17,2017. On September 8, 2017, the plaintiffs filed a notice of appeal from the Court’s Order granting the motion to compel arbitration and dismissing the case. On June 29, 2018 the plaintiffs filed a brief with the United States Court of Appeals to appeal the Court’s Order, and on February 5, 2019 oral argument was heard on the appeal.

On September 1, 2017, plaintiffs Michael L. Ferguson, Myrl C. Jeffcoat and Deborah Smith, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of New York against Ruane, Cunniff & Goldfarb Inc., DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., George L. Argyros, Tim Bahr, Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Ned Burke, John W. Clark, Michael G. Fitt, Gary D. Forsee, Steven Gebben, Gregg Wm. Givens, Kenneth Hager, Charles E. Haldeman, Jr., Lawrence M. Higby, Joan Horan, Stephen Hooley, Robert T. Jackson, Gerard M. Lavin, Brent L. Law, Samuel G. Liss, Thomas McDonnell, Jude C. Metcalfe, Travis E. Reed, M. Jeannine Strandjord, Beth Sweetman, Douglas Tapp and Randall Young. The Fund is not a defendant in this lawsuit. The complaint asserts claims for alleged breach of fiduciary duty under ERISA, breach of trust, and other claims. The case is Ferguson, et al. v. Ruane, Cunniff & Goldfarb Inc., Case No. 1:17-cv-06685 (S.D.N.Y.). On July 25, 2018, the plaintiff in the Ostrander case referred to below filed a motion in Ferguson seeking to intervene in that case to assert a class action on behalf of certain Plan participants. The court denied the motion to intervene on March 29, 2019.

Sequoia Fund	June 30, 2019

Notes to Financial Statements (Unaudited) (Continued)

On September 7, 2017, plaintiff Stephanie Ostrander, as representative of a class of similarly situated persons, and on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed suit in the Western District of Missouri against DST Systems, Inc., The Advisory Committee of the DST Systems, Inc,. 401(k) Profit Sharing Plan, The Compensation Committee of The Board of Directors of DST Systems, Inc., Ruane, Cunniff & Goldfarb, Inc. and John Does 1-20. The complaint asserted claims for alleged breach of fiduciary duty, breach of trust, and other claims. The case is Ostrander v. DST Systems, Inc. et al., Case No. 4:17-cv-00747-GAF. The Fund is not a defendant in this lawsuit. On February 2, 2018, the court granted the defendants’ motion to dismiss all claims.

On September 28, 2018, counsel for Stephanie Ostrander filed another suit, Canfield v. SS&C Tech. Holdings, Inc. et al., asserting claims that are virtually identical to those asserted in the Cooper, Ferguson and Ostrander cases. The Fund is not a defendant in this lawsuit.

On November 5, 2018, counsel for Stephanie Ostrander filed another suit, Mendon v. SS&C Tech. Holdings, Inc. asserting claims that are virtually identical to those asserted in the Cooper, Ferguson, Ostrander and Canfield cases. The Fund is not a defendant in this lawsuit.

On August 6, 2018, eleven participants of the DST Profit Sharing Plan submitted arbitration demands (the “Demands”) to the American Arbitration Association. The Demands assert claims that are virtually identical to those in the Cooper, Ferguson, Ostrander and Canfield cases. An additional approximately 350 claimants have sent demands, similar to the Demands, for submission to the American Arbitration Association, and Ruane, Cunniff & Goldfarb Inc. anticipates that additional claimants may file similar demands. The Fund is not a defendant in these proceedings. Plaintiffs’ counsel in Ferguson has entered into a common interest agreement with the Department of Labor, which has investigated and raised issues concerning the DST Profit Sharing Plan and the activities of its fiduciaries, is actively involved in the case and is seeking to facilitate a settlement among the parties. All parties representing interests of the plaintiffs have agreed to attempt to resolve these matters through negotiation and mediation and have indicated that if the settlement discussions are not successful, the parties will file additional proceedings asserting claims similar to those that have already been filed. It is not expected that the Fund will be a party in these additional proceedings.

Ruane, Cunniff & Goldfarb Inc. believes that the foregoing lawsuits are without merit and intends to defend itself vigorously against the allegations in them. The outcomes of these lawsuits are not expected to have a material impact on the Fund’s financial statements.

Sequoia Fund	June 30, 2019

Other Information (Unaudited)

Other Information

Shares of the Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s web site at http://www.sec.gov. For a complete list of the Fund’s portfolio holdings, view the most recent semi-annual or annual report on the Fund’s web site at http://www.sequoiafund.com/communications.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit the Fund’s web site at www.sequoiafund.com and use the link under “Prospectus”-“Our ProxyVoting Policies & Procedures” to obtain all proxy information. This information may also be obtained from the SEC’s web site at www.sec.gov or by calling DST Systems, Inc. at 1-800-686-6884.

Sequoia Fund	June 30, 2019

Sequoia Fund, Inc.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

1-800-686-6884

Website: www.sequoiafund.com

Interested Directors

John B. Harris

Gregory W. Steinmetz

Independent Directors

Edward Lazarus, Chairman of the Board

Peter Atkins

Melissa Crandall

Roger Lowenstein Tim Medley

Officers
John B. Harris	—	President & CEO
Wendy Goodrich	—	Executive Vice President
Patrick Dennis	—	Treasurer
Michael Sloyer	—	General Counsel, Chief Compliance Officer & Secretary
Michael Valenti	—	Assistant Secretary

Investment Adviser	Registrar and Transfer Agent
Ruane, Cunniff & Goldfarb L.P.	DST Systems, Inc.
9 West 57th Street, Suite 5000	P.O. Box 219477
New York, New York 10019-2701	Kansas City, Missouri 64121

Distributor	Accounting Agent
Foreside Financial Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	4400 Computer Drive
Portland, Maine 04101	Westborough, MA 01581

Custodian	Legal Counsel
The Bank of New York Mellon	Seward & Kissel LLP
MF Custody Administration Department	901 K Street, NW
225 Liberty Street, 25th Floor	Washington, DC 20001
New York, New York 10286

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Sequoia Fund, Inc.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date August 26, 2019

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer
(principal financial officer)

Date August 26, 2019